Financial Instruments Fair Value Disclosures	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Financial instruments fair value disclosures
2.5.16	Financial Instruments fair values disclosures
2.5.16.1 Financial instruments not reported at fair value on balance sheet
The Group considers that the carrying amount of following financial instruments are a reasonable approximation of their fair value:

	As at June 30,	As at December 31,
(€‘000)	2023	2022

Financial Assets (‘Amortized cost’ category) within:
Other non-current assets	209	264
Trade receivables and other current assets	879	1 118
Cash and cash equivalents	4 976	12 445

Total	6 064	13 827

	As at June 30,	As at December 31,
(€‘000)	2023	2022
Financial Liabilities (‘Amortized cost’ category) within:

Lease liabilities	536	255
RCAs liability	5 249	5 021
Trade payables	3 411	4 752

Total	9 196	10 028

As of June 30, 2023, the current part of financial liabilities due by the Group within one year is equal to an amount of €4.4 million. As of June 30, 2023, additional other current liabilities are due by the Group for €1.7 million (see note 2.5.15) leading to a total of €6.1 million of current liabilities. As of June 30, 2023, the current assets (including cash, cash equivalents of €5.0 million) owned by the Group for an amount of €7.7 million (see notes 2.5.10 and 2.5.11), combined with the obtained commitments from Fortress, Tolefi and other longstanding existing shareholders to subscribe to a capital increase of up to €9.8 million, as described in note 2.5.2, are sufficient to cover the cumulative amount of current liabilities due by the Group, as stated in the consolidated statement of financial position as of June 30, 2023, as well as the operating expenses and capital expenditure forecasted at least for the next 12 months from the date the interim financial statements are issued.
2.5.16.2 Financial instruments reported at fair value on balance sheet
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€‘000)	Level I	Level II	Level III	Total
Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	—	—

Total Liabilities at December 31, 2022	—	—	—	—

(€‘000)	Level I	Level II	Level III	Total
Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	—	—

Total Liabilities at June 30, 2023	—	—	—	—

The change in the balance is detailed as follows:

	As at June 30,	As at December 31,
(€‘000)	2023	2022
Opening balance Contingent consideration at January 1,	—	14 679
Milestone payment	—	—
Fair value adjustment	—	(14 679)
Closing balance Contingent consideration at June 30,	—	—

Total - Contingent consideration and Other financial liabilities	—	—

The contingent consideration and other financial liabilities refer to the acquisition of the Group’s immuno-oncology platform and corresponds to the fair value of the potential future payments due to Celdara Medical, LLC and Dartmouth College (as disclosed within note 5.34.1 of the Group’s 2022 Annual Report).
The valuation is prepared by the Finance Team on a semestrial basis and reviewed by the Management. The Management’s key assumptions about projected cash flows when determining fair value less costs to sell are the same key assumptions than for impairment testing purposes (see note 2.5.8). There has not been any change in valuation technique in 2023 compared to 2022.

As documented in the note 2.5.6, at December 31, 2022, Management had to conclude on the full reversal of the contingent consideration and other financial liabilities associated with the potential future payments due to Celdara Medical, LLC and Dartmouth College associated to the Group’s immuno-oncology platform. This accounting conclusion, which reflected a picture of the situation at December 31, 2022, doesn’t affect the Management’s commitment to continue the exploitation of these IPs in its new strategy.
As soon as a future event (such as a firm sublicense or collaboration contract) will increase the probability of revenue, indicating that the probability is more than remote, the Group will reassess the contingent consideration and other financial liabilities proportionally to the revised fair value of such consideration. As of June 30, 2023, Management has determined that there have been no event that increase the probability of revenue, indicating that the probability is more than remote, such as there is no change in the fair value of the contingent consideration.